Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 5,818	$ 5,897	$ 6,630	$ 17,927	$ 21,833
Measured at FVOCI		171	181	209	540	830
Interest income calculated using effective interest method		5,989	6,078	6,839	18,467	22,663
Other	[2]	112	109	147	333	397
Interest income	[3]	6,101	6,187	6,986	18,800	23,060
Measured at amortized cost	[1]	1,828	1,962	2,688	5,916	9,855
Interest expense calculated using effective interest method		1,828	1,962	2,688	5,916	9,855
Other	[4]	56	49	45	140	143
Interest expenses		$ 1,884	$ 2,011	$ 2,733	$ 6,056	$ 9,998

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $5,989 for the three months ended July 31, 2021 (April 30, 2021 – $6,078; July 31, 2020 – $6,839) and for the nine months ended July 31, 2021 – $18,467 (July 31, 2020 – $22,663).
[4]	Includes interest on lease liabilities for the three months ended July 31, 2021 – $26 (April 30, 2021 – $27; July 31, 2020 – $30) and for the nine months ended July 31, 2021 – $80 (July 31, 2020 – $90).